TRADE AND OTHER RECEIVABLES - Movements in the allowance for expected credit losses (Details) - Trade receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance as of January 1	$ 176	$ 171
Accruals for expected credit losses	62	66
Recoveries	(7)	(8)
Accounts receivable written off	(16)	(31)
Reclassification	0	(24)
Foreign currency translation adjustment	(17)	2
December 31	$ 198	$ 176